WARRANTS (Details) (USD $)	1 Months Ended					3 Months Ended		4 Months Ended	12 Months Ended		125 Months Ended	128 Months Ended							1 Months Ended			3 Months Ended		0 Months Ended
	Aug. 31, 2012	Jul. 31, 2011	Apr. 30, 2011	Mar. 31, 2011	Jan. 31, 2011	Nov. 30, 2012	Nov. 30, 2011	Feb. 28, 2011	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2012	Nov. 30, 2012	Nov. 30, 2012	Sep. 30, 2012	Aug. 28, 2012	Oct. 30, 2012 2011 Warrants [Member]	Aug. 31, 2012 2011 Warrants [Member]	Jan. 31, 2011 2011 Warrants [Member]	Nov. 30, 2012 Three Warrants [Member]	Aug. 31, 2012 Three Warrants [Member]	Jan. 31, 2011 Three Warrants [Member]	Nov. 30, 2012 Three Warrants [Member]	Nov. 29, 2012 Three Warrants [Member]	Nov. 29, 2012 New Warrant [Member]	Nov. 29, 2012 Kidron Option [Member]	Aug. 31, 2012 Level 3 [Member]
WARRANTS [Abstract]
Carrying value at the beginning of the period						$ 637,182
Additions						28,344			494,478
Changes in fair value of warrant liabilities						(44,699)			142,704
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants	637,182								637,182		637,182															637,182
Warrants [Line Items]
Number of warrants granted																			16,892	112,613	182,292
Warrant term	5 years		5 years		5 years			5 years											5 years	5 years	5 years			4 years
Number of shares authorized by warrant					182,292									2,826	246,341	290,459	246,341	182,292						137,311	112,690
Exercise price per share	6.0			6.0	6.0			6.0	6.0		6.0				4.44	3.7656	4.44	6.0	6.0	6.0	6.0	6.0	3.7656	7.2
Fair value of options granted		11,050																						145,173	168,220
Expected dividend yield (%)		0.00%		0.00%					0.00%	0.00%														0.00%
Remaining contractual life		5		5																				4
Expected volatility		79.28%																						62.29%
Risk-free interest rate		2.09%																						0.57%
Financial expense						$ 299,158	$ 19,556		$ 199,123	$ 18,780	$ 380,380	$ 679,538										$ 296,982